Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000096693 | Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096693 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096693 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096693 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096693 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096693 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096693 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096693 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096693 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096693 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096693 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096693 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000096693 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096693 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096693 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096693 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096693 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096693 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096693 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096693 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096693 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096693 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000096693 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000096693 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096693 | Gold Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096693 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096693 | Futures Contracts Fixed income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096693 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096693 | Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096693 | Fixed Income Exchange -Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096693 | Futures Contracts Equity
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096695 | Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096695 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096695 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096695 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096695 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096695 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096695 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096695 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096695 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096695 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096695 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096695 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000096695 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096695 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096695 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096695 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096695 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096695 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096695 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096695 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096695 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096695 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000096695 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000096695 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096695 | Gold Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096695 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096695 | Futures Contracts Fixed income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096695 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096695 | Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096695 | Fixed Income Exchange -Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096695 | Futures Contracts Equity
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214278 | Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214278 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000214278 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214278 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214278 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214278 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214278 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214278 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214278 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214278 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214278 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214278 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000214278 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214278 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214278 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214278 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214278 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214278 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214278 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214278 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214278 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214278 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000214278 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000214278 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214278 | Gold Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214278 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214278 | Futures Contracts Fixed income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214278 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214278 | Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214278 | Fixed Income Exchange -Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214278 | Futures Contracts Equity
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096697 | Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096697 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096697 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096697 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096697 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096697 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096697 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096697 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096697 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096697 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096697 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096697 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000096697 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096697 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096697 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096697 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096697 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096697 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096697 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096697 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096697 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096697 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000096697 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000096697 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096697 | Gold Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096697 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096697 | Futures Contracts Fixed income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096697 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096697 | Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096697 | Fixed Income Exchange -Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096697 | Futures Contracts Equity
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096698 | Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096698 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096698 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096698 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096698 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096698 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096698 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096698 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096698 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096698 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096698 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096698 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000096698 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096698 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096698 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096698 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096698 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096698 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096698 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096698 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096698 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096698 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000096698 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000096698 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096698 | Gold Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096698 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096698 | Futures Contracts Fixed income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096698 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096698 | Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096698 | Fixed Income Exchange -Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096698 | Futures Contracts Equity
Holdings [Line Items]
Percent of Net Asset Value	0.00%